Note 13 - Recognitions of Trade Date Profit (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Recognitions of Trade Date Profit
Balance, beginning of year	€ 577		€ 550
New trades during the period	343		295
Amortization	(141)		(144)
Matured trades	(53)		(69)
Subsequent move to observability	(36)	[1],[2],[3]	(53)
Exchange rate changes	1		(1)
Balance, end of year	€ 691		€ 577

[1]	During the second quarter of 2024, the Group refined its methodology for the significance test of unobservable inputs subsequent to the trade date. This resulted in release of € 15 million in the second quarter of 2024
[2]	This includes situations where an input remains unobservable but has become insignificant in relation to the deferred trade date profit in periods subsequent to the trade date
[3]	This includes situations where an input remains unobservable but has become insignificant in relation to the deferred trade date profit in periods subsequent to the trade date